Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 007
Fair Value Measurements
EBP, Investment, Fair Value and NAV
The Plan’s investments at fair value and the respective levels in the fair value hierarchy are as follows:

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Donaldson Company, Inc. Common Stock Fund	$210,973,632	$—	$—	$210,973,632
Mutual funds and interest bearing cash	79,846,264	—	—	79,846,264
Participant-directed brokerage accounts	11,691,478	—	—	11,691,478
Total investments in the fair value hierarchy	$302,511,374	$—	$—	302,511,374
Common/collective trust fund investments measured at NAV				625,220,177
Total investments, at fair value				$927,731,551

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Donaldson Company, Inc. Common Stock Fund	$177,822,400	$—	$—	$177,822,400
Mutual funds and interest bearing cash	71,246,045	—	—	71,246,045
Participant-directed brokerage accounts	11,927,355	—	—	11,927,355
Total investments in the fair value hierarchy	$260,995,800	$—	$—	260,995,800
Common/collective trust fund investments measured at NAV				551,400,636
Total investments, at fair value				$812,396,436